UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS ₫ in Millions		6 Months Ended
		Jun. 30, 2025 VND (₫)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 VND (₫)
Revenues	[1]	₫ 32,915,685	$ 1,313,894,499	₫ 15,196,102
Cost of sales		(45,477,065)	(1,815,306,762)	(24,461,460)
Gross loss		(12,561,380)	(501,412,262)	(9,265,358)
Operating expenses
Research and development costs		(4,350,711)	(173,667,212)	(5,255,234)
Selling and distribution costs		(3,700,177)	(147,699,864)	(3,236,184)
Administrative expenses		(3,450,927)	(137,750,559)	(3,657,792)
Net other operating expenses		(1,117,043)	(44,588,975)	(2,011,108)
Operating loss		(25,180,238)	(1,005,118,873)	(23,425,676)
Finance income		81,820	3,266,007	228,020
Finance costs		(10,634,956)	(424,515,248)	(8,679,315)
Net loss on financial instruments at fair value through profit or loss		(1,945,794)	(77,670,206)	(1,561,949)
Share of losses from equity investees		(127,277)	(5,080,513)	(31,902)
Loss before income tax expense		(37,806,445)	(1,509,118,833)	(33,470,822)
Tax expense		(228,929)	(9,138,153)	(37,372)
Net loss for the period		(38,035,374)	(1,518,256,985)	(33,508,194)
Net loss attributable to non-controlling interests		(47,497)	(1,895,936)	(45,686)
Net loss attributable to controlling interest		(37,987,877)	(1,516,361,049)	(33,462,508)
Vehicles
Revenues		30,199,481	1,205,471,859	13,452,915
Cost of sales		(43,827,942)	(1,749,478,764)	(22,657,414)
Merchandise
Revenues		57,359	2,289,598	59,988
Cost of sales		(56,057)	(2,237,626)	(56,538)
Sales of spare parts, components and others
Revenues		2,075,267	82,838,376	641,937
Cost of sales		(726,417)	(28,996,368)	(381,275)
Rendering of services
Revenues		54,412	2,171,962	609,023
Cost of sales		(34,894)	(1,392,863)	(1,001,670)
Leasing activities
Revenues		529,166	21,122,705	432,239
Cost of sales		₫ (831,755)	$ (33,201,142)	₫ (364,563)

[1]	Including sales to related parties in six months ended June 30, 2024 and 2025 of VND7,805,293 million and VND7,028,330 million (USD280.6 million), respectively.